COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - SweetIM [Member] - USD ($) $ in Thousands	Jun. 30, 2015	May 28, 2014	Nov. 30, 2012
Business Acquisition [Line Items]
Maximum subsequent consideration due for acquisition			$ 7,500
Estimated contingent payment		$ 2,500
Percentage of shares acquired			100.00%
Liability to be maintained	$ 5,000